SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Apr. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets carried at fair value

The following table provides these assets carried at fair value, measured as of October 31, 2022:

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2022
Short-term investment	$—	$26,179,662	$—	$26,179,662

Summary of cash balances by geographic area

Country:	April 30, 2023		October 31, 2022
China	$28,123,605	78.3%	$1,917	76.4%
Hong Kong	7,800,000	21.7%	591	23.6%
Total cash	$35,923,605	100.0%	$2,508	100.0%

Summary of accounts receivable

	April 30, 2023	October 31, 2022
Accounts receivable	$114,514	$51,202
Less: allowance for doubtful accounts	(25)	—
	$114,489	$51,202

Summary of securities excluded from diluted per share

	Six Months Ended April 30,
	2023	2022
Stock warrants	709,000	709,000
Potentially dilutive securities	709,000	709,000